Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2023
Dividends to shareholders
Summary of dividends to shareholders

	2023	2022	2021	2023	2022	2021
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2023)	$1.97	$1.97	$1.90	3,047	3,046	2,490
First interim (September 2023)	$0.93	$0.93	$0.90	1,440	1,440	1,392
Total	$2.90	$2.90	$2.80	4,487	4,486	3,882

Reconciliation of dividends paid

	2023	2022	2021
	$m	$m	$m
Dividends charged to equity	4,487	4,486	3,882
Exchange losses on payment of dividend	5	5	3
Hedge contracts relating to payment of dividends (cash flow statement)	(19)	(127)	(29)
Dividends paid to non-controlling interests	4	–	–
Net movement of unclaimed dividends in the year	4	–	–
Dividends paid (cash flow statement)	4,481	4,364	3,856